COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Loss Contingencies [Line Items]
Capital Expenditures Incurred but Not yet Paid			$ 41,500		$ 16,100
Capital lease expired date			expire between 2021 and 2024.
Finance Lease, Liability	$ 43,050		$ 43,050		$ 30,156
Long term capital lease obligation		$ 3,800		$ 3,800
Interest Expense	3,717	3,793	$ 10,114	12,468
Line of Credit Facility, Interest Rate During Period			2.60%		2.60%
Payments for Rent	34,900	34,900	$ 115,200	103,800
Due to Related Parties	12,300		12,300		$ 15,200
Letters of Credit Outstanding, Amount	22,900		22,900		16,900
Surety bonds and other bank issued guarantees	107,200		107,200		101,500
Cash margin guarantees	4,200		4,200		3,400
Other Liabilities	2,000	18,400	2,000	18,400	4,000
Accounts Payable [Member]
Loss Contingencies [Line Items]
Due to Related Parties	12,300		$ 12,300		11,400
Short-term Debt [Member]
Loss Contingencies [Line Items]
Due to Related Parties					600
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Due to Related Parties					3,200
Expire Between 2021 and 2023 [Member]
Loss Contingencies [Line Items]
Capital lease expired date			expire between 2021 and 2023.
Finance Lease, Liability	9,500		$ 9,500		25,500
Short term capital lease obligation	7,500		7,500		22,300
Long term capital lease obligation	2,000		2,000		3,200
Expire Between 2021 and 2023 [Member] | Second Capital Lease [Member]
Loss Contingencies [Line Items]
Interest Expense	$ 100	400	$ 400	1,200
Expire Between 2021 and 2023 [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Capital lease term			24 months
Capital lease imputed interest rate	4.30%		4.30%
Expire Between 2021 and 2023 [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Capital lease term			36 months
Capital lease imputed interest rate	6.50%		6.50%
Expire Between 2021 and 2024 [Member]
Loss Contingencies [Line Items]
Finance Lease, Liability	$ 2,500		$ 2,500		3,000
Short term capital lease obligation	800		800		700
Long term capital lease obligation	1,700		1,700		2,300
Expire Between 2021 and 2024 [Member] | Second Capital Lease [Member]
Loss Contingencies [Line Items]
Interest Expense	200	200	$ 400	200
Expire in 2023 [Member]
Loss Contingencies [Line Items]
Capital lease expired date			expires in 2023
Finance Lease, Liability	29,000		$ 29,000		0
Short term capital lease obligation	13,200		13,200		0
Long term capital lease obligation	15,800		$ 15,800		$ 0
Line of Credit Facility, Interest Rate During Period			2.50%
Bargain purchase option			$ 11,300
Expire in 2023 [Member] | Third Capital Lease [Member]
Loss Contingencies [Line Items]
Interest Expense	$ 200	$ 0	$ 300	$ 0